UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]
Logo of SEI Investments Omitted


                                              Annual Report as of March 31, 2004



                                                                 SEI Index Funds



                                                                   S&P 500 Index

                                                                      Bond Index

Table of Contents



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Management's Discussion and Analysis of Fund Performance
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   S&P 500 Index Fund                                                         1
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   Bond Index Fund                                                            2
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Report of Independent Auditors                                                4
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Statements of Net Assets                                                      5
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Statements of Operations                                                     17
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Statements of Changes in Net Assets                                          18
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Financial Highlights                                                         19
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Notes to Financial Statements                                                20
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Trustees and Officers of the Trust                                           25
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Notice to Shareholders                                                       28
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A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Trust's portfolio securities is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance
SEI Index Funds -- March 31, 2004


S&P 500 Index Fund


Objectives
The S&P 500 Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index (the "Index").


Strategy
The Fund attempts to match the performance of the widely followed Index by replicating its composition in full. The forty largest stocks in the Index account for approximately 50% of the weighting of the Index, and the Index represents more than three quarters of the market value of the common stocks listed on the New York Stock Exchange. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Fund may result in underperformance relative to the Index in rising markets and outperformance in declining markets. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.


Analysis
The U.S. equity market posted strong results for the fiscal year ended March 31, 2004, with the Index returning about 35%. Issues that had clouded investor sentiment earlier in the twelve-month period--uncertainty surrounding the war in Iraq and concern over the sustainability of the economic recovery--became clearer as the year progressed. Although the U.S. economy continued to show signs of growing strength, employment growth still largely lagged expectations. The strength of the market was broad-based, with all sectors posting positive returns. Materials, financials, and information technology led gains, rallying 40+% each for the period. Health Care registered the worst relative sector returns, advancing just 13%.

Accordingly, the S&P 500 Index, Class A shares returned a respectable 34.62% for the fiscal year.


S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN1

--------------------------------------------------------------------------------
                             Annualized    Annualized Annualized   Annualized
                  One Year       3 Year        5 Year    10 Year    Inception
                    Return       Return        Return     Return      to Date
--------------------------------------------------------------------------------

S&P 500  Index
Fund, Class A       34.62%        0.21%        -1.62%        n/a        8.38%
--------------------------------------------------------------------------------

S&P 500 Index
Fund, Class E       34.83%        0.39%        -1.45%     11.42%       12.33%
--------------------------------------------------------------------------------

S&P 500 Index
Fund, Class I       34.28%        0.15%2       -1.65%2       n/a        8.36%2
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the S&P 500 Index Fund, Class A, versus the S&P 500 Index

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR REPRESENTATION

                   SEI Bond Index Class A     S&P 500 Index
2/29/96                  $10,000                $10,000
3/96                     $10,092                $10,096
3/97                     $12,032                $12,098
3/98                     $17,738                $17,905
3/99                     $20,949                $21,210
3/00                     $24,619                $25,016
3/01                     $19,186                $19,592
3/02                     $19,136                $19,639
3/03                     $14,340                $14,777
3/04                     $19,305                $19,966

1 For the period ended March 31, 2004. Past performance is no indication of future performance. Class A shares were offered beginning 02/28/96. Class E shares were offered beginning 07/31/85. Class I shares were offered beginning 06/28/02. Effective 07/31/97, the Board of Trustees approved the renaming of Class A shares to Class E shares. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2 Class I shares performance for the period prior to 06/28/02 is dervied from the performance of Class A shares.

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                               1

--------------------------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance
SEI Index Funds -- March 31, 2004


Bond Index Fund


Objectives
The Bond Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and performance of the Lehman Aggregate Bond Index (the "Lehman Aggregate"). The Fund's ability to duplicate the performance of the Lehman Aggregate will depend to some extent on the size and timing of cash flows into and out of the Fund, the extent of the Fund's expenses, and the capability of the Fund to select a representative sample of the securities included in the Lehman Aggregate.

The Lehman Aggregate is made up of the Government/Credit Index, the Mortgage Backed Securities Index, the Asset-Backed Securities Index and the Commercial Mortgage Backed Index. The Lehman Aggregate includes fixed rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service. If both Moody's and S&P provide a rating for an issue, then the lower of the two ratings will be used. All issues have at least one year to maturity and an outstanding par value of at least $200 million. Price, coupon and total return are reported for all sectors on a month-end basis. All returns are market-value-weighted inclusive of accrued interest.


Strategy
The Fund will be managed in a manner designed to generally reflect the current performance of the Lehman Aggregate. Obligations included in the Lehman Aggregate have been categorized into sectors, which have been organized on the basis of type of issuer and then further classified by quality and remaining term to maturity.

The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Aggregate will approximate, to the maximum extent feasible, the percentage such sector represents in that Lehman Aggregate. The ability of the Fund to duplicate the Lehman Aggregate's performance can be influenced by the Fund's asset size. To the extent that the size of Fund assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Aggregate's performance than at larger asset levels. Under these circumstances, the Fund will implement strategies designed to minimize this potential for greater deviation.


Analysis
The investment-grade U.S. fixed income market returned 5.40% for the fiscal year ended March 31, 2004, as measured by the Lehman Aggregate. This marked the fifth consecutive year of positive returns for the U.S. bond market, as interest rates ended the period essentially unchanged, despite a roller-coaster ride of geopolitical and economic milestones. While interest rates increased only 4 basis points ("bps") during the period, volatility of rates was quite pronounced. Throughout the year, fears of global terrorism caused periodic flights to quality within the market, sending yields lower and prices higher.

The Credit sector rebounded from the carnage of 2002 and rewarded investors with a nominal return of well over 8%, outperforming Treasuries by more than 400 bps. Lower-quality credits benefited the most as improving liquidity, stronger corporate balance sheets, and overall increased demand for credit risk caused BBB-rated issuers to post a market-best 11.8% return. Credit spreads tightened on average from 170 bps to less than 90 basis points. Mortgage-backed securities underperformed most other fixed income sectors for the period, despite a significant rebound in performance in the final months of the fiscal period. The Asset-backed security and Commercial mortgage-backed security sectors both outperformed Treasuries amid improvement in consumer credit and a decrease in vacancy rates as the economic recovery progressed.

The Bond Index Fund Class A Shares registered a respectable 4.88% return for the fiscal year. Stock selection in Mortgage-backed bonds weighed on overall performance, as rapid changes in rates during the summer of 2003 proved to be a challenging environment for this interest-rate-sensitive sector.

--------------------------------------------------------------------------------
2                               SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN1

--------------------------------------------------------------------------------
                             Annualized   Annualized   Annualized    Annualized
                  One Year       3 Year       5 Year      10 Year  Inception to
                    Return       Return       Return       Return          Date
--------------------------------------------------------------------------------

Bond Index
Fund, Class A        4.88%        6.90%        6.82%        7.11%         7.55%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Bond Index Fund, Class A, versus the Lehman aggregate Bond Index

[GRAPHIC OMITTED]
PLOT POINTS FOR EDGAR REPRESENTATION

                             Bond Index
                            Fund, Class A     Lehman Aggregate Bond Index
3/31/94                       $10,000                  $10,000
3/95                          $10,454                  $10,500
3/96                          $11,532                  $11,632
3/97                          $12,035                  $12,203
3/98                          $13,456                  $13,667
3/99                          $14,297                  $14,553
3/00                          $14,528                  $14,827
3/01                          $16,276                  $16,684
3/02                          $17,053                  $17,575
3/03                          $18,957                  $19,630
3/04                          $19,883                  $20,690

1 For the period ended March 31, 2004. Past performance is no indication of future performance. The Fund was offered beginning 05/19/86. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.





--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                               3

--------------------------------------------------------------------------------

SEI Index Funds -- March 31, 2004


Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Trustees
SEI Index Funds


We have audited the accompanying statements of net assets of SEI Index Funds (comprising, respectively, the S&P 500 Index Fund and Bond Index Fund) (the "Trust") as of March 31, 2004, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 2002 were audited by other auditors who have ceased operations and whose report dated April 30, 2002 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SEI Index Funds, at March 31, 2004, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.




                                               [Signature Omitted]
                                               /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
May 7, 2004




--------------------------------------------------------------------------------
4                               SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


S&P 500 Index Fund

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
Common Stock -- 98.7%
CONSUMER DISCRETIONARY -- 11.1%
   American Greetings, Cl A*                       9,933              $      226
   Autonation*                                    41,414                     706
   Autozone*                                      13,327                   1,146
   Bed Bath & Beyond*                             44,728                   1,868
   Best Buy                                       48,694                   2,518
   Big Lots*                                      17,577                     255
   Black & Decker                                 11,697                     666
   Boise Cascade                                  12,831                     445
   Brunswick                                      13,905                     568
   Carnival                                       94,795                   4,257
   Centex                                         18,598                   1,005
   Circuit City Stores                            31,446                     355
   Clear Channel Communications                   92,584                   3,921
   Comcast, Cl A* (A)                            339,026                   9,750
   Cooper Tire & Rubber                           11,099                     224
   Dana                                           22,376                     444
   Darden Restaurants                             24,743                     613
   Delphi                                         84,362                     840
   Dillard's, Cl A                                12,585                     241
   Dollar General                                 50,613                     972
   Dow Jones                                      12,264                     588
   Eastman Kodak                                  43,141                   1,129
   eBay*                                          97,268                   6,744
   Family Dollar Stores                           25,894                     931
   Federated Department Stores                    27,470                   1,485
   Ford Motor                                    275,833                   3,743
   Fortune Brands                                 21,868                   1,676
   Gannett                                        40,801                   3,596
   Gap                                           134,818                   2,955
   General Motors                                 84,425                   3,976
   Genuine Parts                                  26,189                     857
   Goodyear Tire & Rubber                         26,397                     225
   Harley-Davidson                                45,571                   2,431
   Harrah's Entertainment                         16,572                     910
   Hasbro                                         26,156                     569
   Hilton Hotels                                  56,864                     924
   Home Depot                                    343,015                  12,815
   International Game Technology                  51,955                   2,336
   Interpublic Group*                             62,242                     957
   JC Penney                                      40,884                   1,422
   Johnson Controls                               28,258                   1,671
   Jones Apparel Group                            19,056                     689
   KB Home                                         7,083                     572
   Knight-Ridder                                  12,105                     887
   Kohl's*                                        51,113                   2,470
   Leggett & Platt                                28,969                     687
   Limited                                        82,682                   1,654
   Liz Claiborne                                  16,393                     601
   Lowe's                                        118,414                   6,647
   Marriott International, Cl A                   34,953                   1,487
   Mattel                                         65,547                   1,209

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   May Department Stores                          43,433              $    1,502
   Maytag                                         11,819                     373
   McDonald's                                    190,532                   5,444
   McGraw-Hill                                    28,788                   2,192
   Meredith                                        7,489                     379
   New York Times, Cl A                           22,498                     994
   Newell Rubbermaid                              41,316                     959
   Nike, Cl B                                     39,709                   3,092
   Nordstrom                                      20,452                     816
   Office Depot*                                  46,972                     884
   Omnicom Group                                  28,613                   2,296
   Pulte Homes                                    18,743                   1,042
   RadioShack                                     24,932                     827
   Reebok International                            8,894                     368
   Sears Roebuck                                  33,914                   1,457
   Sherwin-Williams                               21,978                     845
   Snap-On                                         8,785                     284
   Stanley Works                                  12,504                     534
   Staples* (A)                                   74,871                   1,897
   Starbucks* (A)                                 59,438                   2,251
   Starwood Hotels & Resorts Worldwide            30,534                   1,237
   Target                                        137,129                   6,176
   Tiffany                                        22,014                     840
   Time Warner*                                  685,073                  11,550
   TJX                                            76,306                   1,874
   Toys "R" Us*                                   32,126                     540
   Tribune                                        49,736                   2,509
   Univision Communications, Cl A*                48,485                   1,601
   VF                                             16,175                     755
   Viacom, Cl B                                  263,777                  10,343
   Visteon                                        19,685                     188
   Walt Disney                                   308,015                   7,697
   Wendy's International                          17,085                     695
   Whirlpool                                      10,447                     719
   Yum! Brands*                                   44,192                   1,679
                                                                      ----------
                                                                         176,702
                                                                      ----------
CONSUMER STAPLES -- 11.2%
   Adolph Coors, Cl B                              5,475                     380
   Alberto-Culver                                 13,273                     582
   Albertson's                                    55,245                   1,224
   Altria Group                                  308,031                  16,772
   Anheuser-Busch                                122,943                   6,270
   Archer-Daniels-Midland                         97,086                   1,638
   Avon Products                                  35,566                   2,698
   Brown-Forman, Cl B                             18,260                     870
   Campbell Soup                                  61,811                   1,686
   Clorox                                         31,965                   1,563
   Coca-Cola                                     368,511                  18,536
   Coca-Cola Enterprises                          68,764                   1,662
   Colgate-Palmolive                              80,482                   4,435
   ConAgra Foods                                  80,850                   2,178
   Costco Wholesale* (A)                          68,823                   2,588

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                               5

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


S&P 500 Index Fund (Continued)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   CVS                                            59,430              $    2,098
   General Mills                                  56,271                   2,627
   Gillette                                      152,033                   5,945
   Hershey Foods                                  19,665                   1,629
   HJ Heinz                                       52,950                   1,975
   Kellogg                                        61,893                   2,429
   Kimberly-Clark                                 75,773                   4,781
   Kroger*                                       112,843                   1,878
   McCormick                                      21,001                     704
   Pepsi Bottling Group                           39,644                   1,179
   PepsiCo                                       257,821                  13,884
   Procter & Gamble                              194,750                  20,425
   RJ Reynolds Tobacco Holdings                   12,695                     768
   Safeway*                                       66,460                   1,368
   Sara Lee                                      118,912                   2,599
   Supervalu                                      20,157                     616
   Sysco                                          97,466                   3,806
   UST                                            25,066                     905
   Wal-Mart Stores                               651,915                  38,913
   Walgreen                                      154,316                   5,085
   Winn-Dixie Stores                              21,204                     161
   Wm. Wrigley Jr                                 33,887                   2,003
                                                                      ----------
                                                                         178,860
                                                                      ----------
ENERGY -- 5.9%
   Amerada Hess                                   13,542                     884
   Anadarko Petroleum                             37,733                   1,957
   Apache                                         48,722                   2,103
   Ashland                                        10,277                     478
   Baker Hughes                                   50,394                   1,838
   BJ Services*                                   23,833                   1,031
   Burlington Resources                           30,042                   1,912
   ChevronTexaco                                 161,012                  14,134
   ConocoPhillips                                102,905                   7,184
   Devon Energy                                   34,913                   2,030
   EOG Resources                                  17,298                     794
   Exxon Mobil                                   987,756                  41,081
   Halliburton                                    65,937                   2,004
   Kerr-McGee                                     15,185                     782
   Marathon Oil                                   51,228                   1,725
   Nabors Industries*                             22,054                   1,009
   Noble*                                         20,127                     773
   Occidental Petroleum                           58,275                   2,683
   Rowan*                                         15,347                     324
   Schlumberger                                   88,516                   5,652
   Sunoco                                         11,583                     722
   Transocean*                                    48,165                   1,343
   Unocal                                         38,898                   1,450
                                                                      ----------
                                                                          93,893
                                                                      ----------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 21.0%
   ACE                                            41,896              $    1,787
   Aflac                                          77,396                   3,107
   Allstate                                      105,956                   4,817
   AMBAC Financial Group                          16,070                   1,186
   American Express                              193,786                  10,048
   American International Group                  392,808                  28,027
   AmSouth Bancorp                                52,805                   1,241
   AON                                            47,105                   1,315
   Apartment Investment &
     Management, Cl A                             14,167                     440
   Bank of America                               218,373                  17,684
   Bank of New York                              116,444                   3,668
   Bank One                                      168,771                   9,201
   BB&T                                           82,264                   2,904
   Bear Stearns                                   15,622                   1,370
   Capital One Financial                          34,732                   2,620
   Charles Schwab                                203,920                   2,368
   Charter One Financial                          33,842                   1,197
   Chubb                                          28,226                   1,963
   Cincinnati Financial                           24,154                   1,050
   Citigroup                                     775,884                  40,113
   Comerica                                       26,389                   1,433
   Countrywide Financial                          27,697                   2,656
   E*Trade Financial                              32,651                     436
   Equity Office Properties Trust                 60,068                   1,735
   Equity Residential                             41,682                   1,244
   Fannie Mae                                    146,485                  10,891
   Federated Investors, Cl B                      16,354                     514
   Fifth Third Bancorp                            85,340                   4,725
   First Tennessee National                       18,946                     904
   FleetBoston Financial                         160,917                   7,225
   Franklin Resources                             37,790                   2,104
   Freddie Mac                                   103,924                   6,138
   Golden West Financial                          22,935                   2,568
   Goldman Sachs Group                            72,698                   7,586
   Hartford Financial Services Group              43,745                   2,787
   Huntington Bancshares (A)                      34,434                     759
   Janus Capital Group                            36,027                     590
   Jefferson-Pilot                                21,349                   1,174
   John Hancock Financial Services                43,539                   1,902
   JP Morgan Chase                               309,718                  12,993
   Keycorp                                        63,364                   1,919
   Lehman Brothers Holdings                       41,656                   3,452
   Lincoln National                               26,760                   1,266
   Loews                                          27,922                   1,649
   M&T Bank                                       18,064                   1,623
   Marsh & McLennan                               80,090                   3,708
   Marshall & Ilsley                              34,226                   1,294
   MBIA                                           21,822                   1,368
   MBNA                                          192,374                   5,315
   Mellon Financial                               64,836                   2,029
   Merrill Lynch                                 145,972                   8,694

--------------------------------------------------------------------------------
6                               SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Metlife                                       114,452              $    4,084
   MGIC Investment                                14,829                     952
   Moody's                                        22,465                   1,591
   Morgan Stanley                                165,041                   9,457
   National City                                  91,677                   3,262
   North Fork Bancorporation--NY Shares           22,912                     970
   Northern Trust                                 33,242                   1,549
   Plum Creek Timber                              27,550                     895
   PNC Financial Services Group                   41,967                   2,326
   Principal Financial Group*                     48,735                   1,736
   Progressive                                    32,711                   2,865
   Prologis                                       27,013                     969
   Providian Financial*                           43,689                     572
   Prudential Financial                           81,687                   3,658
   Regions Financial                              33,530                   1,225
   Safeco                                         20,851                     900
   Simon Property Group                           28,958                   1,692
   SLM                                            67,886                   2,841
   SouthTrust                                     50,209                   1,665
   St. Paul                                       34,299                   1,372
   State Street                                   50,287                   2,621
   SunTrust Banks                                 42,382                   2,954
   Synovus Financial                              45,387                   1,110
   T Rowe Price Group                             18,805                   1,012
   Torchmark                                      17,195                     925
   Travelers Property Casualty, Cl B             151,619                   2,618
   Union Planters                                 28,898                     863
   UnumProvident                                  44,562                     652
   US Bancorp                                    289,639                   8,009
   Wachovia                                      198,311                   9,321
   Washington Mutual                             135,759                   5,798
   Wells Fargo                                   254,868                  14,443
   Xl Capital, Cl A                               20,636                   1,569
   Zions Bancorporation                           13,511                     773
                                                                      ----------
                                                                         336,036
                                                                      ----------
HEALTH CARE -- 13.0%
   Abbott Laboratories                           235,466                   9,678
   Aetna                                          23,169                   2,079
   Allergan                                       19,660                   1,655
   AmerisourceBergen                              16,848                     921
   Amgen*                                        194,348                  11,305
   Anthem*                                        20,872                   1,892
   Applera - Applied Biosystems Group             31,464                     622
   Bausch & Lomb                                   8,016                     481
   Baxter International                           91,680                   2,832
   Becton Dickinson                               38,235                   1,854
   Biogen Idec*                                   49,286                   2,740
   Biomet                                         38,604                   1,481
   Boston Scientific*                            123,693                   5,242
   Bristol-Myers Squibb                          291,887                   7,072
   Cardinal Health                                65,466                   4,511
   Caremark Rx*                                   67,151                   2,233

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Chiron*                                        28,221              $    1,242
   Cigna                                          21,114                   1,246
   CR Bard                                         7,803                     762
   Eli Lilly                                     169,134                  11,315
   Express Scripts*                               11,833                     883
   Forest Laboratories*                           55,271                   3,959
   Genzyme* (A)                                   33,699                   1,576
   Guidant                                        46,798                   2,966
   HCA                                            74,903                   3,043
   Health Management Associates, Cl A             36,108                     838
   Humana*                                        24,341                     463
   IMS Health                                     36,001                     837
   Johnson & Johnson                             447,122                  22,678
   King Pharmaceuticals*                          36,297                     611
   Manor Care                                     13,412                     473
   McKesson                                       43,733                   1,316
   Medco Health Solutions*                        40,717                   1,384
   Medimmune*                                     37,617                     868
   Medtronic                                     182,823                   8,730
   Merck                                         335,276                  14,816
   Millipore*                                      7,327                     376
   Pfizer                                      1,148,576                  40,258
   Quest Diagnostics*                             15,775                   1,307
   Schering-Plough                               221,212                   3,588
   St. Jude Medical*                              25,862                   1,865
   Stryker                                        29,985                   2,655
   Tenet Healthcare*                              69,838                     779
   UnitedHealth Group                             94,262                   6,074
   Watson Pharmaceuticals*                        16,221                     694
   WellPoint Health Networks*                     23,284                   2,648
   Wyeth                                         200,570                   7,531
   Zimmer Holdings*                               36,385                   2,684
                                                                      ----------
                                                                         207,063
                                                                      ----------
INDUSTRIALS -- 10.5%
   3M                                            118,150                   9,673
   Allied Waste Industries*                       47,980                     639
   American Power Conversion                      29,701                     683
   American Standard*                             10,935                   1,244
   Apollo Group, Cl A*                            26,462                   2,279
   Avery Dennison                                 16,633                   1,035
   Boeing                                        126,626                   5,201
   Burlington Northern Santa Fe                   56,068                   1,766
   Caterpillar                                    52,276                   4,133
   Cendant                                       152,395                   3,717
   Cintas                                         25,666                   1,116
   Cooper Industries, Cl A                        14,006                     801
   Crane                                           8,929                     295
   CSX                                            32,216                     976
   Cummins                                         6,249                     365
   Danaher                                        23,060                   2,153
   Deere                                          36,546                   2,533
   Delta Air Lines                                18,575                     147

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                               7

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


S&P 500 Index Fund (Continued)

March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Deluxe                                          7,879              $      316
   Dover                                          30,505                   1,183
   Eaton                                          22,838                   1,283
   Emerson Electric                               63,394                   3,799
   Equifax                                        21,127                     545
   FedEx                                          44,944                   3,378
   Fluor                                          12,293                     476
   General Dynamics                               29,753                   2,658
   General Electric                            1,535,295                  46,857
   Goodrich                                       17,705                     497
   H&R Block                                      27,049                   1,380
   Honeywell International                       129,769                   4,393
   Illinois Tool Works                            46,354                   3,673
   Ingersoll-Rand, Cl A                           26,288                   1,778
   ITT Industries                                 13,907                   1,062
   Lockheed Martin                                67,886                   3,098
   Masco                                          68,666                   2,090
   Monster Worldwide*                             16,908                     443
   Navistar International*                        10,290                     472
   Norfolk Southern                               58,752                   1,298
   Northrop Grumman                               28,020                   2,758
   Paccar                                         26,326                   1,481
   Pall                                           18,688                     424
   Parker Hannifin                                17,792                   1,005
   Pitney Bowes                                   35,232                   1,501
   Power-One*                                     12,020                     133
   Raytheon                                       62,597                   1,962
   Robert Half International*                     25,659                     606
   Rockwell Automation                            27,994                     971
   Rockwell Collins                               26,999                     853
   RR Donnelley & Sons                            32,265                     976
   Ryder System                                    9,552                     370
   Southwest Airlines                            118,390                   1,682
   Textron                                        20,593                   1,094
   Thomas & Betts*                                 8,803                     192
   Tyco International                            301,056                   8,625
   Union Pacific                                  38,848                   2,324
   United Parcel Service, Cl B                   169,893                  11,865
   United Technologies                            77,613                   6,698
   W.W. Grainger                                  13,749                     660
   Waste Management                               87,387                   2,637
                                                                      ----------
                                                                         168,252
                                                                      ----------
INFORMATION TECHNOLOGY -- 16.7%
   ADC Telecommunications*                       121,078                     351
   Adobe Systems                                  35,665                   1,406
   Advanced Micro Devices*                        52,241                     848
   Agilent Technologies*                          71,519                   2,262
   Altera* (A)                                    57,580                   1,179
   Analog Devices                                 56,114                   2,694
   Andrew*                                        23,468                     411
   Apple Computer*                                55,372                   1,498

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Applied Materials*                            252,815              $    5,405
   Applied Micro Circuits*                        45,870                     264
   Autodesk                                       16,834                     532
   Automatic Data Processing                      89,200                   3,746
   Avaya*                                         63,434                   1,007
   BMC Software*                                  34,278                     670
   Broadcom, Cl A*                                45,522                   1,783
   Ciena* (A)                                     70,927                     353
   Cisco Systems*                              1,035,519                  24,355
   Citrix Systems*                                24,780                     536
   Computer Associates International              87,158                   2,341
   Computer Sciences*                             28,175                   1,136
   Compuware* (A)                                 57,620                     427
   Comverse Technology*                           28,850                     523
   Convergys*                                     21,497                     327
   Corning*                                      202,238                   2,261
   Dell*                                         386,002                  12,977
   Electronic Arts*                               44,803                   2,418
   Electronic Data Systems                        72,213                   1,397
   EMC*                                          363,551                   4,948
   First Data                                    134,014                   5,650
   Fiserv*                                        29,144                   1,043
   Gateway*                                       54,959                     290
   Hewlett-Packard                               459,684                  10,499
   Intel                                         976,879                  26,571
   International Business Machines               256,054                  23,516
   Intuit*                                        30,195                   1,355
   Jabil Circuit*                                 29,942                     881
   JDS Uniphase*                                 215,339                     876
   Kla-Tencor*                                    29,409                   1,481
   Lexmark International*                         19,285                   1,774
   Linear Technology                              47,126                   1,745
   LSI Logic*                                     57,028                     533
   Lucent Technologies*                          639,438                   2,628
   Maxim Integrated Products                      49,437                   2,328
   Mercury Interactive*                           13,492                     604
   Micron Technology*                             91,826                   1,534
   Microsoft                                   1,625,967                   0,600
   Molex                                          28,776                     875
   Motorola                                      351,983                   6,195
   National Semiconductor*                        27,182                   1,208
   NCR*                                           14,274                     629
   Network Appliance*                             51,809                   1,111
   Novell*                                        55,914                     636
   Novellus Systems*                              22,795                     725
   Nvidia* (A)                                    24,269                     641
   Oracle*                                       788,028                   9,464
   Parametric Technology*                         40,092                     181
   Paychex                                        56,726                   2,020
   Peoplesoft*                                    55,639                   1,029
   PerkinElmer                                    19,082                     395
   PMC - Sierra*                                  25,663                     436
   QLogic*                                        14,189                     468

--------------------------------------------------------------------------------
8                               SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Qualcomm                                      121,107              $    8,044
   Sabre Holdings                                 21,620                     536
   Sanmina-SCI*                                   77,662                     855
   Scientific-Atlanta                             22,754                     736
   Siebel Systems* (A)                            74,389                     858
   Solectron*                                    124,943                     691
   Sun Microsystems*                             493,084                   2,051
   Sungard Data Systems*                          43,160                   1,183
   Symantec*                                      46,684                   2,162
   Symbol Technologies                            34,716                     479
   Tektronix                                      12,778                     418
   Tellabs*                                       62,169                     537
   Teradyne*                                      28,676                     683
   Texas Instruments                             260,668                   7,617
   Thermo Electron*                               24,656                     697
   Unisys*                                        49,562                     708
   Veritas Software*                              64,328                   1,731
   Waters*                                        18,504                     756
   Xerox*                                        119,558                   1,742
   Xilinx*                                        51,708                   1,965
   Yahoo!* (A)                                    99,980                   4,846
                                                                      ----------
                                                                         267,271
                                                                      ----------
MATERIALS -- 2.9%
   Air Products & Chemicals                       34,218                   1,715
   Alcoa                                         130,818                   4,538
   Allegheny Technologies                         11,748                     142
   Ball                                            8,509                     577
   Bemis                                          15,994                     416
   Dow Chemical                                  140,112                   5,644
   E.I. du Pont de Nemours                       150,015                   6,334
   Eastman Chemical                               11,651                     497
   Ecolab                                         39,107                   1,116
   Engelhard                                      18,858                     564
   Freeport-McMoRan Copper &
     Gold, Cl B                                   25,929                   1,013
   Georgia-Pacific                                38,200                   1,287
   Great Lakes Chemical                            7,612                     181
   Hercules*                                      16,696                     192
   International Flavors & Fragrances             14,183                     503
   International Paper                            72,200                   3,051
   Louisiana-Pacific*                             15,751                     406
   MeadWestvaco                                   30,172                     854
   Monsanto                                       39,759                   1,458
   Newmont Mining                                 65,055                   3,033
   Nucor                                          11,775                     724
   Pactiv*                                        23,714                     528
   Phelps Dodge*                                  13,872                   1,133
   PPG Industries                                 25,646                   1,495
   Praxair                                        49,074                   1,822
   Rohm & Haas                                    33,480                   1,334
   Sealed Air*                                    12,781                     636
   Sigma-Aldrich                                  10,658                     590

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                       Shares           ($ Thousands)
--------------------------------------------------------------------------------
   Temple-Inland                                   8,153              $      516
   United States Steel                            16,764                     625
   Vulcan Materials                               15,299                     726
   Weyerhaeuser                                   33,000                   2,161
   Worthington Industries                         12,939                     248
                                                                      ----------
                                                                          46,059
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.5%
   Alltel                                         46,949                   2,342
   AT&T                                          119,077                   2,330
   AT&T Wireless Services*                       409,638                   5,575
   BellSouth                                     276,348                   7,652
   CenturyTel                                     21,668                     596
   Citizens Communications*                       42,810                     554
   Nextel Communications, Cl A*                  165,552                   4,094
   Qwest Communications International*           265,474                   1,144
   SBC Communications                            498,684                  12,238
   Sprint-FON Group                              135,987                   2,506
   Sprint-PCS Group*                             155,757                   1,433
   Verizon Communications                        415,966                  15,200
                                                                      ----------
                                                                          55,664
                                                                      ----------
UTILITIES -- 2.9%
   AES*                                           93,311                     796
   Allegheny Energy*                              18,925                     260
   Ameren                                         27,337                   1,260
   American Electric Power                        59,474                   1,958
   Calpine*                                       62,206                     291
   Centerpoint Energy                             46,040                     526
   Cinergy                                        26,725                   1,093
   CMS Energy*                                    24,262                     217
   Consolidated Edison                            33,871                   1,494
   Constellation Energy Group                     25,129                   1,004
   Dominion Resources                             48,823                   3,139
   DTE Energy                                     25,333                   1,042
   Duke Energy                                   136,559                   3,086
   Dynegy, Cl A*                                  56,409                     223
   Edison International                           49,056                   1,192
   El Paso                                        95,405                     678
   Entergy                                        34,323                   2,042
   Exelon                                         49,458                   3,406
   FirstEnergy                                    49,599                   1,938
   FPL Group                                      27,649                   1,848
   KeySpan                                        23,864                     912
   Kinder Morgan                                  18,564                   1,170
   Nicor                                           6,629                     234
   NiSource                                       39,568                     841
   Peoples Energy                                  5,521                     247
   PG&E*                                          62,819                   1,820
   Pinnacle West Capital                          13,743                     541
   PPL                                            26,606                   1,213
   Progress Energy                                36,848                   1,735
   Public Service Enterprise Group                35,351                   1,661

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                               9

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS



S&P 500 Index Fund (Concluded)

March 31, 2004
--------------------------------------------------------------------------------
                                      Shares/Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
   Sempra Energy                                  33,967             $    1,080
   Southern                                      110,203                  3,361
   TECO Energy                                    28,257                    413
   TXU                                            48,482                  1,390
   Williams                                       77,987                    746
   Xcel Energy                                    60,039                  1,069
                                                                     ----------
                                                                         45,926
                                                                     ----------
Total Common Stock
   (Cost $985,764) ($ Thousands)                                      1,575,726
                                                                     ----------

U.S. Treasury Obligation -- 0.1%
   U.S. Treasury Bill (B)
        0.922%, 06/24/04                          $1,400                  1,397
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $1,397) ($ Thousands)                                            1,397
                                                                     ----------

Cash Equivalent -- 0.8%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A (C)          13,359,184                 13,359
                                                                     ----------
Total Cash Equivalent
   (Cost $13,359) ($ Thousands)                                          13,359
                                                                     ----------
Total Investments -- 99.6%
   (Cost $1,000,520) ($ Thousands)                                    1,590,482
                                                                     ----------

OTHER ASSETS AND LIABILITIES -- 0.4%
Investment Advisory Fees Payable                                            (40)
Administration Fees Payable                                                (265)
Shareholder Servicing Fees Payable                                          (92)
Administration Servicing Fees Payable                                        (1)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         6,950
                                                                     ----------
Total Other Assets & Liabilities                                          6,551
                                                                     ----------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 19,794,118 outstanding shares
   of beneficial interest                                            $  691,076
Paid-in-Capital -- Class E
   (unlimited authorization -- no par value)
   based on 26,022,636 outstanding shares
   of beneficial interest                                               333,091
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 183,471 outstanding shares
   of beneficial interest                                                 5,796
Undistributed net investment income                                          97
Accumulated net realized loss on investments and
   futures contracts                                                    (22,868)
Net unrealized appreciation on investments                              589,962
Net unrealized depreciation on futures contracts                           (121)
                                                                     -----------
Total Net Assets -- 100.0%                                           $1,597,033
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($686,128,526 + 19,794,118 shares)                                    $34.66
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class E
   ($904,534,402 + 26,022,636 shares)                                    $34.76
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($6,369,717 + 183,471 shares)                                         $34.72
                                                                     ==========

* Non-income producing security.
(A) These securities are valued by the AMEX Pricing Program as adopted by the Board. See Note 2 for further information.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) See Note 3 in the Notes to Financial Statements.
Cl -- Class
NY -- New York



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
10                              SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------


Bond Index Fund
March 31, 2004
--------------------------------------------------------------------------------
                                                       Face Amount  Market Value
Description                                          ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 37.5%
   FHLMC
       10.500%, 12/01/17 to 06/01/19                        $    4      $      4
        9.500%, 08/01/17 to 02/01/21                            12            14
        9.000%, 11/01/04 to 07/01/09                             2             2
        8.500%, 01/01/10                                        13            15
        8.000%, 01/01/11 to 08/01/30                            26            28
        7.500%, 05/01/07 to 02/01/31                           109           117
        7.000%, 11/01/07 to 04/01/32                           358           382
        6.500%, 07/01/08 to 08/01/32                         1,161         1,224
        6.000%, 11/01/13 to 04/01/33                         1,438         1,502
        5.500%, 02/01/14 to 02/01/34                         2,352         2,421
        5.000%, 11/01/17 to 12/01/33                         2,416         2,459
        4.500%, 04/01/18 to 10/01/33                         1,488         1,499
        4.000%, 08/01/18 to 09/01/18                           431           429
   FNMA
        9.500%, 02/01/21                                         1             1
        8.500%, 05/01/07 to 04/01/30                            32            34
        8.000%, 08/01/07 to 02/01/30                            70            76
        7.500%, 06/01/07 to 07/01/33                           167           179
        7.000%, 02/01/08 to 05/01/32                           585           622
        6.500%, 04/01/11 to 08/01/32                         1,374         1,446
        6.000%, 05/01/04 to 09/01/33                         2,310         2,415
        5.500%, 12/01/13 to 12/01/33                         4,135         4,249
        5.000%, 10/01/17 to 12/01/33                         3,375         3,423
        4.500%, 04/01/18 to 10/01/33                         1,446         1,454
        4.000%, 09/01/18 to 10/01/18                           323           320
   GNMA
       11.500%, 04/15/15                                        19            22
       10.000%, 09/15/18 to 02/20/21                             4             4
        9.500%, 09/15/09 to 07/15/17                             9             9
        9.000%, 11/15/19 to 09/15/25                            67            75
        8.500%, 05/15/17 to 11/15/22                            76            84
        8.000%, 10/15/07 to 03/15/30                            71            77
        7.500%, 01/15/23 to 06/15/32                           177           192
        7.000%, 12/15/27 to 04/15/31                           336           359
        6.500%, 03/15/11 to 01/15/32                           677           716
        6.000%, 04/15/17 to 11/15/33                           780           815
        5.500%, 11/15/17 to 01/15/34                         1,045         1,078
        5.000%, 05/15/18 to 10/15/33                           532           539
        4.500%, 08/15/33                                        29            28
                                                                        --------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $27,685) ($ Thousands)                                           28,313
                                                                        --------

Corporate Obligations -- 24.2%
CONSUMER DISCRETIONARY -- 2.5%
   Comcast Cable Communications
        6.750%, 01/30/11                              50                      57
   DaimlerChrysler
        7.450%, 03/01/27                              40                      44



--------------------------------------------------------------------------------
                                                       Face Amount  Market Value
Description                                          ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
   Ford Motor
        6.625%, 02/15/28                                    $  125      $    115
   General Motors
        6.750%, 05/01/28                                       100            98
   Hertz
        7.000%, 01/15/28                                       100            97
   May Department Stores
        8.000%, 07/15/12                                       200           245
   News America Holdings
        7.700%, 10/30/25                                       150           180
   Target
        7.000%, 07/15/31                                        25            30
        5.950%, 05/15/06                                       265           287
   Time Warner
        6.950%, 01/15/28                                       140           152
   Viacom
        7.750%, 06/01/05                                       275           294
        7.625%, 01/15/16                                        90           113
   Walt Disney, Ser B
        6.750%, 03/30/06                                       100           108
                                                                        --------
                                                                           1,820
                                                                        --------
CONSUMER STAPLES -- 1.4%
   Coca Cola Enterprises
        8.500%, 02/01/22                                       100           134
   Heinz
        6.625%, 07/15/11                                        65            76
   Kellogg, Ser B
        7.450%, 04/01/31                                        80            98
   Kraft Foods
        5.625%, 11/01/11                                       180           195
   Kroger
        8.050%, 02/01/10                                       150           181
   Procter & Gamble
        6.450%, 01/15/26                                        65            74
   Safeway
        6.500%, 11/15/08                                       135           151
   Unilever Capital
        7.125%, 11/01/10                                       100           119
                                                                        --------
                                                                           1,028
                                                                        --------
ENERGY -- 2.1%
   Burlington Resources Finance
        5.600%, 12/01/06                                       250           271
   ChevronTexaco Capital
        3.500%, 09/17/07                                       150           155
   Devon Financing
        7.875%, 09/30/31                                        25            31
   Kinder Morgan Energy Partners LP
        7.400%, 03/15/31                                       100           116
   Marathon Oil
        6.800%, 03/15/32                                       100           112
        5.375%, 06/01/07                                       100           108

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                              11

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Bond Index Fund (Continued)
March 31, 2004
--------------------------------------------------------------------------------
                                                       Face Amount  Market Value
Description                                          ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
   Occidental Petroleum
        7.375%, 11/15/08                                    $  200      $    234
   Transocean
        6.625%, 04/15/11                                       130           149
   Valero Energy
        8.375%, 06/15/05                                       400           428
                                                                        --------
                                                                           1,604
                                                                        --------
FINANCIALS -- 10.3%
   Abbey National PLC
        7.950%, 10/26/29                                        35            45
   Allstate
        7.200%, 12/01/09                                        90           108
   Auburn Hills Trust
       12.375%, 05/01/20                                       100           153
   Bank One, Ser A, MTN
        6.000%, 02/17/09                                       150           168
   Bank of America
        7.800%, 09/15/16                                        70            88
        7.625%, 04/15/05                                       100           106
        4.875%, 09/15/12                                       150           156
   Bear Stearns
        7.000%, 03/01/07                                       300           337
   Boeing Capital
        6.500%, 02/15/12                                       100           113
   Citigroup
        7.375%, 05/15/07                                       125           144
   Credit Suisse First Boston USA
        6.125%, 11/15/11                                       170           190
   EOP Operating LP
        6.800%, 01/15/09                                       150           172
   ERP Operating LP
        6.950%, 03/02/11                                       120           139
   European Investment Bank
        4.625%, 03/01/07                                       150           161
   FleetBoston Financial
        6.375%, 05/15/08                                       150           169
   Ford Motor Credit
        6.125%, 01/09/06                                       560           589
   GE Global Insurance
        7.000%, 02/15/26                                        70            80
   General Electric Capital, Ser A, MTN
        6.750%, 03/15/32                                       100           115
        5.450%, 01/15/13                                       275           296
   General Motors Acceptance
        8.000%, 11/01/31                                        90           100
        5.850%, 01/14/09                                       150           159
   Goldman Sachs Group
        7.350%, 10/01/09                                       100           118
   Household Finance
        7.625%, 05/17/32                                       100           125
   JP Morgan Chase
        5.250%, 05/30/07                                       125           135
        5.250%, 05/01/15                                       155           161

--------------------------------------------------------------------------------
                                                       Face Amount  Market Value
Description                                          ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
   KFW International Finance
        5.250%, 06/28/06                                    $  100      $    108
        4.750%, 01/24/07                                       150           161
        2.500%, 10/17/05                                       300           305
   Lehman Brothers Holdings
        7.875%, 08/15/10                                       225           275
   MBNA America Bank National
        6.625%, 06/15/12                                       100           114
   Metlife
        6.125%, 12/01/11                                       180           203
   Morgan Stanley Dean Witter
        7.250%, 04/01/32                                        45            54
        6.875%, 03/01/07                                       200           225
   NB Capital Trust IV
        8.250%, 04/15/27                                       125           147
   National Rural Utilities, Ser C, MTN
        7.250%, 03/01/12                                       130           155
   Royal Bank of Scotland
        4.700%, 07/03/18                                       135           130
   SBMC International Finance
        8.500%, 06/15/09                                       100           121
   SLM, MTN
        3.625%, 03/17/08                                       375           384
   Sanwa Finance Aruba
        8.350%, 07/15/09                                       100           119
   Simon Property Group
        5.450%, 03/15/13                                        75            80
   Societe Generale
        7.400%, 06/01/06                                       100           111
   SunTrust Bank
        6.375%, 04/01/11                                        50            57
   US Bancorp, Ser N, MTN
        5.100%, 07/15/07                                       250           271
   Wachovia
        4.850%, 07/30/07                                       250           268
   Washington Mutual
        5.500%, 01/15/13                                       150           160
   Wells Fargo
        6.450%, 02/01/11                                       200           230
                                                                        --------
                                                                           7,805
                                                                        --------
HEALTH CARE -- 0.5%
   Abbott Laboratories
        5.625%, 07/01/06                                       175           189
   Eli Lilly
        7.125%, 06/01/25                                        65            79
   Wyeth
        5.500%, 03/15/13                                       125           131
                                                                        --------
                                                                             399
                                                                        --------

--------------------------------------------------------------------------------
12                              SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                       Face Amount  Market Value
Description                                          ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.6%
   Burlington North Santa Fe
        6.125%, 03/15/09                                    $  100      $    111
   CSX
        7.950%, 05/01/27                                        50            63
   Caterpillar
        8.000%, 02/15/23                                        50            64
   Honeywell International
        6.125%, 11/01/11                                       180           202
   Masco
        7.125%, 08/15/13                                       100           119
   Norfolk Southern
        9.000%, 03/01/21                                        90           121
   Northrop Grumman
        7.125%, 02/15/11                                       170           201
   Raytheon
        7.200%, 08/15/27                                       125           144
   Union Pacific
        6.625%, 02/01/29                                       100           111
   United Technologies
        7.125%, 11/15/10                                        50            60
                                                                        --------
                                                                           1,196
                                                                        --------
INFORMATION TECHNOLOGY -- 0.2%
   International Business Machines
        4.750%, 11/29/12                                       125           129
                                                                        --------
MATERIALS -- 0.7%
   Alcoa
        6.750%, 01/15/28                                        85            98
   Dow Chemical
        6.125%, 02/01/11                                       100           111
   E.I. du Pont de Nemours
        8.250%, 09/15/06                                       100           114
   International Paper
        6.875%, 11/01/23                                        50            55
   Rohm & Haas
        7.400%, 07/15/09                                       100           119
   Weyerhaeuser
        7.125%, 07/15/23                                        50            56
                                                                        --------
                                                                             553
                                                                        --------
TELECOMMUNICATION SERVICES -- 2.9%
   AT&T Capital, Ser F, MTN
        6.600%, 05/15/05                                       200           209
   AT&T Wireless Services
        8.750%, 03/01/31                                        75            97
   BellSouth Capital Funding
        7.750%, 02/15/10                                       190           228
   British Telecommunications PLC
        8.375%, 12/15/10                                       100           124
   Citizens Communications
        9.250%, 05/15/11                                       100           111

--------------------------------------------------------------------------------
                                                       Face Amount  Market Value
Description                                          ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
   Cox Communications
        6.875%, 06/15/05                                    $  135      $    143
   France Telecom (B)
        8.450%, 03/01/06                                       125           138
   Motorola
        6.750%, 02/01/06                                        75            81
   SBC Communications
        6.250%, 03/15/11                                       170           190
   Southwestern Bell Telephone
        6.625%, 09/01/24                                        60            61
   Sprint Capital
        7.625%, 01/30/11                                       300           350
   TCI Communications
        8.750%, 08/01/15                                       100           129
   Verizon Global Funding
        7.750%, 12/01/30                                        65            79
        7.250%, 12/01/10                                       150           177
   Vodafone Group
        7.875%, 02/15/30                                        85           108
                                                                        --------
                                                                           2,225
                                                                        --------
UTILITIES -- 2.0%
   Baltimore Gas & Electric
        5.250%, 12/15/06                                       100           107
   Cincinnati Gas & Electric
        5.700%, 09/15/12                                       100           108
   Consolidated Edison, Ser 97-B
        6.450%, 12/01/07                                       225           254
   Duke Energy
        7.875%, 08/16/10                                       100           120
   Exelon
        6.750%, 05/01/11                                        65            74
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30                                        50            78
   MidAmerican Energy Holdings
        8.480%, 09/15/28                                        70            91
   Niagara Mohawk Power
        7.750%, 05/15/06                                       225           250
   Oncor Electric Delivery
        7.000%, 05/01/32                                        75            86
   Progress Energy
        7.100%, 03/01/11                                       100           116
   Virginia Electric & Power, Ser A
        5.375%, 02/01/07                                       250           269
                                                                        --------
                                                                           1,553
                                                                        --------
Total Corporate Obligations
   (Cost $16,808) ($ Thousands)                                           18,312
                                                                        --------







--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                              13

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Bond Index Fund (Continued)
March 31, 2004
--------------------------------------------------------------------------------
                                                       Face Amount  Market Value
Description                                          ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.0%
   U.S. Treasury Bonds
        9.125%, 05/15/09 to 05/15/18                        $  650      $    829
        8.875%, 02/15/19                                       340           504
        8.750%, 05/15/17                                       245           355
        8.500%, 02/15/20                                       200           290
        8.125%, 08/15/21                                        75           106
        8.000%, 11/15/21                                       580           814
        7.625%, 11/15/22 to 02/15/25                           360           493
        7.500%, 11/15/16 to 11/15/24                           210           282
        6.625%, 02/15/27                                       100           125
        6.500%, 11/15/26                                       125           154
        6.375%, 08/15/27                                       150           182
        6.125%, 11/15/27 to 08/15/29                           535           633
        5.500%, 08/15/28                                        80            87
        5.375%, 02/15/31                                        75            82
        5.250%, 11/15/28 to 02/15/29                           295           312
        5.000%, 08/15/11                                       160           176
        4.875%, 02/15/12                                       460           502
        3.875%, 02/15/13                                       150           152
   U.S. Treasury Notes
        7.000%, 07/15/06                                     1,350         1,510
        6.625%, 05/15/07                                       475           541
        6.500%, 02/15/10                                       260           308
        6.250%, 02/15/07                                       725           812
        6.125%, 08/15/07                                       400           451
        6.000%, 08/15/09                                       100           115
        5.750%, 11/15/05                                       300           321
        5.625%, 05/15/08                                       725           814
        5.500%, 02/15/08                                       600           670
        5.000%, 02/15/11                                       425           469
        4.750%, 11/15/08                                       520           567
        4.625%, 05/15/06                                       300           319
        4.375%, 08/15/12                                       250           264
        4.250%, 08/15/13 to 11/15/13                           880           911
        3.625%, 05/15/13                                       100            99
        3.125%, 09/15/08                                       275           281
        2.625%, 05/15/08                                       275           277
        2.375%, 08/15/06                                       285           289
                                                                        --------
Total U.S. Treasury Obligations
   (Cost $14,473) ($ Thousands)                                           15,096
                                                                        --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.3%
   FHLB
        5.125%, 03/06/06                                       525           559
        4.625%, 04/15/05                                       375           388
        2.875%, 09/15/06                                       300           306
        2.625%, 07/15/08                                       200           199
   FHLMC
        7.000%, 07/15/05                                       600           643
        6.875%, 09/15/10                                       290           344
        6.250%, 07/15/32                                       255           291

--------------------------------------------------------------------------------
                                                       Face Amount  Market Value
Description                                          ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
        5.750%, 01/15/12                                    $  950        $1,064
        4.875%, 03/15/07                                       200           215
   FNMA
        7.125%, 06/15/10 to 01/15/30                           200           246
        6.625%, 10/15/07 to 11/15/10                           410           472
        6.250%, 05/15/29                                        25            28
        6.125%, 03/15/12                                       300           344
        6.000%, 05/15/08                                       360           405
        5.250%, 06/15/06 to 01/15/09                         1,420         1,538
        4.250%, 07/15/07                                       150           159
   FNMA (A)
        8.764%, 07/05/14                                       415           257
   TVA, Ser A
        6.375%, 06/15/05                                       200           212
   TVA, Ser B
        6.000%, 03/15/13                                       100           114
                                                                        --------
Total U.S. Government Agency Obligations
   (Cost $7,340) ($ Thousands)                                             7,784
                                                                        --------

Asset-Backed Securities -- 5.7%
AUTOMOTIVE -- 1.1%
   DaimlerChrysler Auto Trust,
     Ser 2002-A, Cl A4
        4.490%, 10/06/08                                       700           724
   DaimlerChrysler Auto Trust,
     Ser 2000-B, Cl A4
        7.630%, 06/08/05                                        98            98
                                                                        --------
                                                                             822
                                                                        --------
FINANCIAL -- 0.5%
   Morgan Stanley Dean Witter Capital,
     Ser 2002-TOP7, Cl A2
        5.980%, 01/15/39                                       175           196
   Morgan Stanley Dean Witter Capital,
     Ser 2003-HQ2 Cl A2
        4.920%, 03/12/35                                       200           209
                                                                        --------
                                                                             405
                                                                        --------
CREDIT CARDS -- 0.9%
   Bank One Issuance Trust,
     Ser 2002-A2, Cl A2
        4.160%, 01/15/08                                       350           361
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
        6.050%, 01/15/10                                       200           224
   Discover Card Master Trust,
     Ser 1999-6, Cl A
        6.850%, 07/17/07                                       100           104
                                                                        --------
                                                                             689
                                                                        --------

--------------------------------------------------------------------------------
14                              SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                             Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 3.2%
   Ameriquest Mortgage Securities,
     Ser 2003-6 Cl AF4
        4.329%, 08/25/33                         $   150                $    151
   Bear Stearns Commercial Mortgage
     Securities, Ser 1999-WF2, Cl A2
        7.080%, 06/15/09                             200                     233
   CSFB Mortgage,
     Ser 1999-C1, Cl A-2
        7.290%, 09/15/41                             250                     293
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
        6.240%, 11/12/31                             200                     225
   GE Capital Mortgage,
     Ser 2000-1, Cl A2
        6.496%, 01/15/33                             175                     200
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
        6.700%, 05/15/30                             125                     141
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl A2
        6.847%, 05/15/31                             200                     230
   JP Morgan Chase Commercial Mortgage,
     Ser 2000-C10, Cl A2
        7.371%, 08/15/32                             200                     237
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                             150                     168
   Resolution Funding, Ser B
        8.875%, 04/15/30                             230                     363
   UBS Commercial Mortgage Trust,
     Ser 2002-C1, Cl A3
        6.226%, 03/15/26                             150                     169
                                                                        --------
                                                                           2,410
                                                                        --------
Total Asset-Backed Securities
   (Cost $4,000) ($ Thousands)                                             4,326
                                                                        --------

Yankee Bonds -- 4.2%
   AXA
        8.600%, 12/15/30                              25                      33
   Conoco
        6.350%, 04/15/09                             205                     234
   Deutsche Telekom
        8.500%, 06/15/10                             150                     184
   Government of Canada
        5.250%, 11/05/08                             235                     259
   Hellenic Republic of Greece
        6.950%, 03/04/08                             300                     344
   International Bank
        8.250%, 09/01/16                             125                     170
   Kingdom of Spain
        7.000%, 07/19/05                             160                     171

--------------------------------------------------------------------------------
                                      Shares/Face Amount            Market Value
Description                                ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
INFO
   Province of Manitoba
        5.500%, 10/01/08                         $   275               $    303
   Province of Nova Scotia
        5.750%, 02/27/12                             100                    112
   Province of Ontario
        6.000%, 02/21/06                             300                    323
   Province of Quebec, Ser PJ
        6.125%, 01/22/11                             175                    201
   Republic of Finland
        6.950%, 02/15/26                              70                     86
   Republic of Italy
        6.875%, 09/27/23                             100                    122
        4.375%, 06/15/13                             150                    154
   Trans-Canada Pipelines
        8.625%, 05/15/12                             150                    192
   United Mexican States
        7.500%, 01/14/12                             235                    273
                                                                       --------
Total Yankee Bonds
   (Cost $2,939) ($ Thousands)                                            3,161
                                                                       --------

Cash Equivalent -- 0.9%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A (C)             708,902                    709
                                                                       --------
Total Cash Equivalent
   (Cost $709) ($ Thousands)                                                709
                                                                       --------

Municipal Bond -- 0.2%
   Illinois State, GO
        5.100%, 06/01/33                             120                    117
                                                                       --------
Total Municipal Bond
   (Cost $110) ($ Thousands)                                                117
                                                                       --------
Total Investments -- 103.0%
   (Cost $74,064) ($ Thousands)                                          77,818
                                                                       --------

OTHER ASSETS AND LIABILITIES -- (3.0)%
Investment Advisory Fees Payable                                             (5)
Administration Fees Payable                                                 (21)
Other Assets and Liabilities, Net                                        (2,264)
                                                                       --------
Total Other Assets & Liabilities                                         (2,290)
                                                                       --------








--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                              15

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Bond Index Fund (Concluded)
March 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 6,792,834 outstanding shares
   of beneficial interest                                               $ 71,546
Undistributed net investment income                                            1
Accumulated net realized gain on investments                                 227
Net unrealized appreciation on investments                                 3,754
                                                                        --------
Total Net Assets -- 100.0%                                              $ 75,528
                                                                        ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                             $11.12
                                                                        ========

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LP -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series
PLC -- Public Limited Company
TVA -- Tennessee Valley Authority
(A) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(B) Multi-Coupon -- The rate is adjusted based on the rating.
(C) See Note 3 in the Notes to Financial Statements.



The accompanying notes are an integral part of the financial statements.











--------------------------------------------------------------------------------
16                              SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------
Statements of Operations ($ Thousands)


For the year ended March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  S&P 500                      BOND
                                                                                    INDEX                     INDEX
                                                                                     FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                     $ 25,501                    $   --
   Dividends from Affiliated Investment Companies(1)                                   69                         5
   Interest                                                                            58                     3,709
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                         25,628                     3,714
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                           447                        58
   Administration Fees                                                              3,276                       287
   Shareholder Servicing Fees -- Class A Shares                                       944                       205
   Shareholder Servicing Fees -- Class E Shares                                     2,141                        --
   Shareholder Servicing Fees -- Class I Shares                                         9                        --
   Administrative Servicing Fees -- Class I Shares                                      9                        --
   Trustee Fees                                                                        18                         1
   Custodian/Wire Agent Fees                                                          147                         8
   Professional Fees                                                                   86                         5
   Printing Fees                                                                       80                         4
   Licensing Fees                                                                      55                        --
   Registration Fees                                                                   40                         2
   Other Expenses                                                                      72                         5
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                   7,324                       575
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                             (495)                      (57)
     Shareholder Servicing Fees -- Class A Shares                                      --                      (205)
     Shareholder Servicing Fees -- Class E Shares                                  (2,141)                       --
     Shareholder Servicing Fees -- Class I Shares                                      (4)                       --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                     4,684                       313
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              20,944                     3,401
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain on Investments                                                 3,958                       825
   Net Realized Gain on Futures Contracts                                           2,257                        --
   Net Change in Unrealized Appreciation (Depreciation) on Investments            404,430                      (256)
   Net Change in Unrealized Depreciation on Futures Contracts                        (101)                       --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               $431,488                    $3,970
------------------------------------------------------------------------------------------------------------------------------------

(1) See Note 3 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                              17

--------------------------------------------------------------------------------

Statements of Changes in Net Assets ($ Thousands)


For the years ended March 31,
--------------------------------------------------------------------------------



                                                                S&P 500 INDEX FUND                      BOND INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                              2004              2003               2004               2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                $   20,944        $   21,715           $  3,401           $  3,442
   Net Realized Gain from Investment Transactions
     and Futures Contracts                                   6,215           130,406                825                175
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                  404,329          (636,106)              (256)             3,352
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                       431,488          (483,985)             3,970              6,969
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                              (10,263)           (8,283)            (3,625)            (3,520)
     CLASS E:                                              (15,478)          (13,427)                --                 --
     CLASS I:                                                  (46)               (6)                --                 --
   Net Realized Gains:
     CLASS A:                                                   --                --               (198)                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                       (25,787)          (21,716)            (3,823)            (3,520)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                             184,481           379,116             38,005             51,232
   Reinvestment of Cash Distributions                        9,566             7,622              1,681              1,598
   Cost of Shares Redeemed                                (201,396)         (470,609)           (46,609)           (29,320)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                              (7,349)          (83,871)            (6,923)            23,510
------------------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                             235,031           224,945                 --                 --
   Reinvestment of Cash Distributions                       11,680             9,686                 --                 --
   Cost of Shares Redeemed                                (368,471)         (340,356)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class E Transactions                            (121,760)         (105,725)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:(2)
   Proceeds from Shares Issued                               5,958             2,399                 --                 --
   Reinvestment of Cash Distributions                           46                 6                 --                 --
   Cost of Shares Redeemed                                  (2,055)             (558)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                               3,949             1,847                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                      (125,160)         (187,749)            (6,923)            23,510
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                   280,541          (693,450)            (6,776)            26,959
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   1,316,492         2,009,942             82,304             55,345
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD(3)                                     $1,597,033        $1,316,492           $ 75,528           $ 82,304
------------------------------------------------------------------------------------------------------------------------------------
   (3) Includes Undistributed Net Investment Income     $       97        $    4,940           $      1           $     --
------------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.
(2) The S&P 500 Index Fund -- Class I commenced operations on June 28, 2002. Amounts designated as "--" are either $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
18                         SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------

Financial Highlights


For the years ended March 31, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------
                                              Net Realized
                                                       and                                      Distributions
                Net Asset                       Unrealized                         Dividends             from           Total
                   Value,            Net             Gains             Total        from Net         Realized       Dividends
                Beginning     Investment          (Losses)              from      Investment          Capital             and
                 of Perod         Income     on Securities        Operations          Income            Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2004            $26.18          $0.42*          $  8.58*          $  9.00          $(0.52)          $   --          $(0.52)
   2003             35.39           0.38             (9.21)            (8.83)          (0.38)              --           (0.38)
   2002             35.88           0.36             (0.46)            (0.10)          (0.39)              --           (0.39)
   2001             46.42           0.37            (10.55)           (10.18)          (0.36)              --           (0.36)
   2000             40.13           0.39              6.60              6.99           (0.39)           (0.31)          (0.70)
   CLASS E
   2004            $26.26          $0.47*          $  8.61*          $  9.08          $(0.58)          $   --          $(0.58)
   2003             35.49           0.44             (9.25)            (8.81)          (0.42)              --           (0.42)
   2002             35.97           0.43             (0.46)            (0.03)          (0.45)              --           (0.45)
   2001             46.54           0.44            (10.59)           (10.15)          (0.42)              --           (0.42)
   2000             40.23           0.45              6.62              7.07           (0.45)           (0.31)          (0.76)
   CLASS I
   2004            $26.22          $0.34*          $  8.60*          $  8.94          $(0.44)          $   --          $(0.44)
   2003 (2)         30.63           0.33             (4.46)            (4.13)          (0.28)              --           (0.28)
BOND INDEX FUND
   CLASS A
   2004            $11.11          $0.46*          $  0.07*          $  0.53          $(0.49)          $(0.03)         $(0.52)
   2003             10.51           0.55              0.60              1.15           (0.55)              --           (0.55)
   2002             10.63           0.62             (0.12)             0.50           (0.62)              --           (0.62)
   2001             10.10           0.64              0.53              1.17           (0.64)              --           (0.64)
   2000             10.55           0.61             (0.45)             0.16           (0.61)              --           (0.61)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Ratio of
                                                                                Ratio of Net         Expenses
                                                                Ratio of Net      Investment       to Average
                Net Asset                       Net Assets          Expenses          Income       Net Assets       Portfolio
               Value, End          Total     End of Period        to Average      to Average       (Excluding        Turnover
                of Period      Return(1)      ($Thousands)        Net Assets      Net Assets          Waivers)           Rate
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2004            $34.66          34.62%       $  686,129              0.40%           1.33%            0.43%              7%
   2003             26.18         (25.06)          524,554              0.40            1.33             0.43               7
   2002             35.39          (0.26)          815,354              0.40            0.99             0.43               9
   2001             35.88         (22.07)          962,678              0.40            0.88             0.43              12
   2000             46.42          17.52         1,002,691              0.40            0.93             0.43               7
   CLASS E
   2004            $34.76          34.83%       $  904,534              0.25%           1.47%            0.53%              7%
   2003             26.26         (24.92)          790,231              0.25            1.48             0.53               7
   2002             35.49          (0.07)        1,194,588              0.25            1.14             0.53               9
   2001             35.97         (21.97)        1,593,253              0.25            1.03             0.53              12
   2000             46.54          17.79         2,055,361              0.25            1.07             0.52               7
   CLASS I
   2004            $34.72          34.28%       $    6,370              0.65%           1.06%            0.78%              7%
   2003 (2)         26.22         (13.53)            1,707              0.65            1.17             0.78               7
BOND INDEX FUND
   CLASS A
   2004            $11.12           4.88%       $   75,528              0.38%           4.15%            0.70%             54%
   2003             11.11          11.17            82,304              0.38            4.92             0.70              54
   2002             10.51           4.77            55,345              0.38            5.81             0.70              77
   2001             10.63          12.03            59,855              0.38            6.24             0.70              29
   2000             10.10           1.62            70,501              0.38            6.02             0.71              47

 * Per share data calculations were performed using average shares.
(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Return is for the period indicated and has not been annualized.
(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                              19

--------------------------------------------------------------------------------

Notes to Financial Statements



1. Organization
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (each a "Fund" and together the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities listed on NASDAQ are valued using the NASDAQ Official Closing Price with the exception of Funds that hold securities included in the S&P 500 Amex Pricing Pilot Program. Securities in the pilot program are valued using the AMEX Official Closing Price ("AOCP") if the Fund's primary index uses the AOCP in valuing those securities for the index. Securities not listed on an exchange or for which market quotations cannot be obtained are valued at their fair value as determined by a Fair Valuation Committee under the direction of the Board of Trustees. Although the Committee members use their best judgment in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Fund's values may differ from the values that the Fund could realize in a current transaction.



Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited. As of March 31, 2004, there were no open repurchase agreements.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in TBA ("to be announced") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. As of March 31, 2004, the Funds did not have any TBA securities.


--------------------------------------------------------------------------------
20                              SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------



CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 Index futures contracts. The S&P 500 Index Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. The variation margin requirements are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at March 31 2004, is as follows:


--------------------------------------------------------------------------------------------------
                        Contract               Contract                                 Unrealized
                            Cost                  Value                               Depreciation
Contracts          ($ Thousands)          ($ Thousands)          Expiration          ($ Thousands)
--------------------------------------------------------------------------------------------------
   55                    $15,588                $15,467            06/18/04                 $(121)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Dividends from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency

Agreement dated December 10, 2003 under which the Administrator provides management, administrative, and shareholder services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

      S&P 500 Index Fund                           .22%
      Bond Index Fund                              .35%

However, the Administrator has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.


--------------------------------------------------------------------------------
                        S&P 500 Index Fund     Bond Index Fund
--------------------------------------------------------------------------------
      Class A                 .40%                  .38%
      Class E                 .25%                    --
      Class I                 .65%                    --

Certain officers and Trustees of the Trust are also officers of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated distribution agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.


--------------------------------------------------------------------------------
                           Shareholder           Administrative
                         servicing fees           service fees
--------------------------------------------------------------------------------
S&P 500 Index Fund
      Class A                 .15%                    --
      Class E                 .25%                    --
      Class I                 .25%                   .25%
Bond Index Fund
      Class A                 .25%                    --
For the year ended March 31, 2004, the Distributor retained 100% of both shareholder servicing fees less the waiver and Administrative servicing fees.

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                              21

--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- Under an Investment Advisory Agreement dated November 18, 1998, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% of the average daily net assets of the S&P 500 Index Fund. Barclay Global Investors (BGI) serves as the sub-adviser for the S&P 500 Index Fund under an amended and restated sub-advisory agreement with the Trust and SIMC dated October 2, 1996. Standish Mellon Asset Management LLC serves as the Investment Adviser of the Bond Index Fund under an amended and restated advisory agreement dated October 2, 1996. For its services as Investment Adviser, Standish Mellon Asset Management LLCreceives a monthly fee at an annual rate of 0.07% of the average daily net assets of the Bond Index Fund.


OTHER -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the MoneyMarket Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the Year ended March 31, (Unless otherwise indicated)


------------------------------------------------------------------------------------------------------------------------------------
                                                               S&P 500 INDEX FUND                      BOND INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                              2004              2003               2004               2003
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
     Shares Issued                                           5,814            13,514              3,452              4,688
     Shares Issued in Lieu of Dividends                        307               262                153                145
     Shares Redeemed                                        (6,361)          (16,779)            (4,217)            (2,694)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                 (240)           (3,003)              (612)             2,139
------------------------------------------------------------------------------------------------------------------------------------
CLASS E:
     Shares Issued                                           7,231             7,976                 --                 --
     Shares Issued in Lieu of Dividends                        377               332                 --                 --
     Shares Redeemed                                       (11,681)          (11,874)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                               (4,073)           (3,566)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
CLASS I:(1)
     Shares Issued                                             180                86                 --                 --
     Shares Issued in Lieu of Dividends                          1                --                 --                 --
     Shares Redeemed                                           (64)              (21)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                  117                65                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                (4,196)           (6,504)              (612)             2,139
====================================================================================================================================

(1) S&P 500 Index Fund -- Class I commenced operations June 28, 2002. Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
22                              SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------





5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary investments and short-term securities, during the year ended March 31, 2004, were as follows:


--------------------------------------------------------------------------------
                          U.S.
                    Government
                    Securities         Other           Total
                 ($ Thousands) ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
Purchases                  $--      $100,981        $100,981
Sales                       --       243,212         243,212
BOND INDEX FUND
Purchases               38,639         4,756          43,395
Sales                   40,790         6,036          46,826

The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes recognized by rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at March 31, 2004 is as follows:


--------------------------------------------------------------------------------
                                                      % of
                                                      Fund
          Moody's                                    Value
--------------------------------------------------------------------------------
   U.S. Government Securities ...............        65.37%
   Cash Equivalents .........................         0.91
   Other Bonds
     Aaa ....................................         8.33
     Aa .....................................         4.96
     A ......................................        11.10
     Baa ....................................         9.33
                                                   -------
                                                    100.00%
                                                   =======



6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, which are attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, have been reclassified to/from the following accounts as of March 31, 2004 (000):

--------------------------------------------------------------------------------
                      Undistributed  Accumulated
                     Net Investment     Realized    Paid-in-
                      Income/(Loss)  Gain/(Loss)     Capital
--------------------------------------------------------------------------------
Bond Index Fund                $225        $(225)        $--

The tax character of dividends and distributions paid during the years ended March 31, 2004 and March 31, 2003 were as follows (000):

--------------------------------------------------------------------------------
                                 S&P 500 Index Fund          Bond Index Fund
                                  2004        2003           2004      2003
--------------------------------------------------------------------------------
Ordinary Income                 $25,787     $21,716        $3,625    $3,520
Long-term capital gain               --          --           198        --
                                -------     -------       -------    -------
Totals                          $25,787     $21,716        $3,823    $3,520
                                =======     =======       =======    =======

As of March 31, 2004, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows (000):

--------------------------------------------------------------------------------
                                        S&P 500        Bond
                                     Index Fund  Index Fund
--------------------------------------------------------------------------------
Undistributed ordinary income           $ 4,977       $ 334
Capital loss carryforwards               (8,211)         --
Undistributed long-term capital gain         --         205
Unrealized appreciation                 575,185       3,751
Other temporary differences              (4,881)      (308)
                                      ---------   ---------
Total Distributable Earnings           $567,070      $3,982
                                      =========   =========
For Federal income tax purposes, capital loss carryforwards may be carried and applied against future capital gains as follows (000):

--------------------------------------------------------------------------------

                                                      Expires
                                                        2010
--------------------------------------------------------------------------------
S&P 500 Index Fund                                    $8,211

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                              23

--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)


For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. During the year ended March 31, 2004, the S&P 500 Index Fund and the Bond Index Fund utilized capital loss carryforwards of $2,464,941 and $149,732, respectively.

At March 31, 2004, the total cost of securities and the net realized gains and losses on securities sold for Federal Income Tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at March 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                Aggregate      Aggregate
                                    Gross          Gross                   Net
                  Federal      Unrealized     Unrealized            Unrealized
                 Tax Cost    Appreciation   Depreciation          Appreciation
                     (000)           (000)          (000)                 (000)
--------------------------------------------------------------------------------
S&P 500 Index
   Fund        $1,015,297        $714,317      $(139,132)             $575,185
Bond Index Fund    74,067           3,808            (57)                3,751

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


--------------------------------------------------------------------------------
24                              SEI Index Funds / Annual Report / March 31, 2004

--------------------------------------------------------------------------------



TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of May 28, 2004.

Set forth below are the names, age, position with the SEI Index Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI may be obtained without charge by calling [1-800-342-5734].


------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME             POSITION(S)    LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH       TIME                DURING PAST              OVERSEEN              HELD BY
    AND AGE             TRUSTS        SERVED1              FIVE YEARS              BY TRUSTEE2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
-------------------
Robert A. Nesher       Chairman     since 1982       Currently performs various        69          Trustee of The Advisors' Inner
One Freedom             of the                       services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,          Board of                      Investments for which Mr.                     Bishop Street Funds, The MDL
Oaks, PA 19456         Trustees*                     Nesher is compensated.                        Funds, The Expedition Funds,
57 yrs. old                                                                                        SEI Global Master Fund, plc, SEI
                                                                                                   Global Assets Fund, plc, SEI
                                                                                                   Global Investments Fund, plc,
                                                                                                   SEI Investments Global, Limited,
                                                                                                   SEI Absolute Return Master Fund,
                                                                                                   L.P., SEI Absolute Return Fund,
                                                                                                   L.P., SEI Opportunity Master
                                                                                                   Fund, L.P., and SEI Opportunity
                                                                                                   Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran       Trustee*     since 1982       Self-employed consultant. Partner, 69         Trustee of The Advisors' Inner
1701 Market Street                                   Morgan, Lewis & Bockius LLP                   Circle Fund, The Arbor Fund,
Philadelphia, PA                                     (law firm) from 1976 to 2003,                 The MDL Funds, and The
19103                                                counsel to the Trust, SEI                     Expedition Funds; Director of
63 yrs. old                                          Investments, SIMC, the                        SEI Investments since 1974.
                                                     Administrator and the Distributor.            Director of the Distributor
since 2003.
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES
--------
F. Wendell Gooch       Trustee      since 1982       Retired                           69          Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
71 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey         Trustee     since 1995       Attorney, sole practitioner since 69          Trustee of The Advisors' Inner
One Freedom                                          1994. Partner, Dechert Price                  Circle Fund, The Arbor Fund,
Valley Drive,                                        & Rhoads, September 1987-                     The MDL Funds, and The
Oaks, PA 19456                                       December 1993.                                Expedition Funds. Director of
72 yrs. old                                                                                        U.S. Charitable Gift Trust, State
                                                                                                   Street Research Capital Trust,
                                                                                                   Massachusetts Health and
                                                                                                   Education Tax-Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

George J. Sullivan, Jr.  Trustee    since 1996       Chief Executive, Newfound         69          Trustee of The Advisors' Inner
One Freedom                                          Consultants Inc. since April 1997.            Circle Fund, The Arbor Fund,
Valley Drive                                                                                       The MDL Funds, The Expedition
Oaks, PA 19456                                                                                     Funds, State Street Navigator
61 yrs. old                                                                                        Securities Lending Trust, SEI
                                                                                                   Absolute Return Master Fund,
                                                                                                   L.P., SEI Absolute Return Fund,
                                                                                                   L.P., SEI Opportunity Master
                                                                                                   Fund, L.P., and SEI Opportunity
                                                                                                   Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED"
 PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS:SEI ASSET ALLOCATION TRUST, SEI
 DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEIINSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                              25

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)






------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                          NUMBER OF
                                      OFFICE                                          PORTFOLIOS
                                        AND                 PRINCIPAL                   IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                 COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                 OVERSEEN               HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                 BY TRUSTEE2             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES (CONTINUED)
--------
Rosemarie B. Greco    Trustee       since 1999       Director, Governor's Office of       69      Director, Sonoco, Inc.; Director,
One Freedom`                                         Health Care Reform, Commonwealth             Exelon Corporation; Trustee,
Valley Drive                                         of Pennsylvania since 2003.                  Pennsylvania Real Estate
Oaks, PA 19456                                       Founder and Principal,                       Investment Trust.
58 yrs. old                                          Grecoventures Ltd. from
                                                     1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

Nina Lesavoy          Trustee       since 2003       Partner, Cue Capital since 2002,     69      SEI Absolute Return Master
One Freedom                                          Head of Sales Investorforce,                 Fund, L.P., SEI Absolute
Valley Drive                                         January 2002-December 2001; Global           Return Fund, L.P., SEI Opportunity
Oaks, PA 19456                                       Partner working for the CEO,                 Master Fund, L.P., and SEI
46 yrs. old                                          Invesco Capital, January 1998-               Opportunity Fund, L.P.
                                                     January 2000. Head of Sales and
                                                     Client Services, Chancellor Capital,
                                                     and later LGT Asset Management
                                                     1986-2000.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
Edward D. Loughlin   President      since 1982       Executive Vice President and           N/A                N/A
One Freedom            & CEO                         President -Asset Management
Valley Drive,                                        Division of SEI Investments
Oaks, PA 19456                                       since 1993. Director and President
53 yrs. old                                          of SIMC since 2004.  Chief
                                                     Executive Officer of the
                                                     Administrator and Director of
                                                     the Distributor since 2003.
                                                     Executive Vice President of SIMC,
                                                     1999-2004. Executive Vice President
                                                     of the Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------

Peter (Pedro) A.  Controller and    since 2003       Director, Fund Accounting and        N/A                N/A
Rodriguez              Chief                         Administration, SEI Investments
One Freedom          Financial                       Global Funds Services since
Valley Drive,         Officer                        September 2002(and 1997-2002);
Oaks, PA 19456                                       Vice President, Fund Administration,
42 yrs. old                                          BlackRock Financial Management
                                                     (April 2002 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------

Timothy D. Barto       Vice         since 2002       General Counsel, Vice President       N/A              N/A
One Freedom          President                       and Secretary of SIMC and the
Valley Drive            and                          Administrator since 2004. Vice
Oaks, PA 19456       Assistant                       President and Assistant Secretary
36 yrs. old          Secretary                       of SEI Investments since 2001.
                                                     Vice President of SIMC and the
                                                     Administrator since 1999. Assistant
                                                     Secretary of SIMC, the Administrator
                                                     of the Distributor, 1999-2003.
                                                     Associate, Dechert Price & Rhoads
                                                     (law firm), 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------

Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant          N/A               N/A
One Freedom          President                       Secretary of SEI Investments.
Valley Drive            and                          and SIMC since 1998. Vice President
Oaks, PA 19456       Assistant                       of the Administrator and the
39 yrs old          Secretary                        Distributor, 1998-2003. Assistant
                                                     Secretary of the Distributor,
                                                     1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26                              SEI Index Funds / Annual Report / March 31, 2004



------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                NUMBER OF
                                      OFFICE                                                PORTFOLIOS
                                        AND                 PRINCIPAL                         IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                       COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                       OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                       BY TRUSTEE2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS (CONTINUED)
------------------------
Christine M.           Vice         since 1999       Vice President and Assistant                N/A                N/A
McCullough           President                       Secretary of SIMC since 1999. Vice
One Freedom             and                          President and Assistant Secretary
Valley Drive         Assistant                       of SEI Investments since 2000. Vice
Oaks, PA 19456       Secretary                       President and Assistant Secretary
43 yrs. old                                          of the Administrator and the
                                                     Distributor, 1999-2003. Associate,
                                                     White and Williams LLP (law
                                                     firm), 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
William E.
Zitelli, Jr.           Vice         since 2001       Assistant Secretary of SIMC and the         N/A                N/A
One Freedom          President                       Administrator since 2000. Vice
Valley Drive            and                          President and Assistant Secretary of
Oaks, PA 19456       Assistant                       SEI Investments since 2000. Vice
35 yrs. old          Secretary                       President of SIMC, the Administrator
                                                     and the Distributor and Assistant
                                                     Secretary of the Distributor, 2000-2003.
                                                     Vice President, Merrill Lynch & Co.
                                                     Asset Management Group, 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch          Vice         since 2002       General Counsel and Secretary of            N/A                N/A
One Freedom          President                       the Distributor since 2003.
Valley Drive            and                          Assistant Secretary of SIMC and the
Oaks, PA 19456       Assistant                       Administrator since 2001. Vice
32 yrs. old          Secretary                       President and Assistant Secretary of
                                                     SEI Investments since 2001. Vice
                                                     President of SIMC, the Distributor
                                                     and the Administrator and Assistant
                                                     Secretary of the Distributor, 2001-
                                                     2003. Associate, Howard, Rice,
                                                     Nemorovski, Canady, Falk & Rabkin
                                                     (law firm), 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
John J. Munera         Vice         since 2002       Middle Office Compliance Officer at SEI     N/A                N/A
One Freedom         President                        Investments since 2000; Supervising
Valley Drive            and                          Examiner at Federal Reserve Bank of
Oaks, PA 19456      Assistant                        Philadelphia from 1998-2000.
41 yrs. old          Secretary
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue          Vice         since 2004       Director of Portfolio Implementations for   N/A                N/A
One Freedom         President                        SIMC since 1995. Managing Director
Valley Drive                                         of Money Market Investments for
Oaks, PA 19456                                       SIMC since 2003.
41 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS:SEI ASSET ALLOCATION TRUST,
 SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST,
 SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2004                              27

Notice to Shareholders (Unaudited)


FOR SHAREHOLDERS THAT DO NOT HAVE A MARCH 31, 2004 TAXABLE YEAR END, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For shareholders with a March 31, 2004 taxable year end, please consult your tax advisor as to the pertinence of this notice.


For the fiscal year ended March 31, 2004 the Funds are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:


                                 (A)                                     (C)
                            LONG TERM (20%)           (B)             ORDINARY
                            CAPITAL GAINS       LONG LONG (15%)        INCOME              TOTAL
                            DISTRIBUTIONS        CAPITAL GAINS      DISTRIBUTIONS      DISTRIBUTIONS
FUND                         (TAX BASIS)         DISTRIBUTIONS       (TAX BASIS)        (TAX BASIS)
----------                  --------------       -------------      -------------      ---------------

S&P 500 Index                   0.00%               0.00%              100.00%            100.00%
Bond Index (2)                  0.00%               5.16%               94.84%            100.00%

                                                                                            (G)
                                  (D)                 (E)                (F)             QUALIFYING
                            QUALIFYING            TAX-EXEMPT           FOREIGN            DIVIDEND
FUND                        DIVIDENDS(1)           INTEREST          TAX CREDIT            INCOME
----------                  ------------          ----------         ----------          ----------
S&P 500 Index                 100.00%               0.00%               0.00%               100.00%
Bond Index                      0.00%               0.00%               0.00%                 0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The Bond Index fund satisfies CA, CT and NY's statutory requirements to pass-through income from Federal obligations. Accordingly, the pro-rata portion of income from Federal obligations may be exempt for those respective state's income tax purposes.

Items (A), (B) and (C) are based on the percentage of each Fund's total distribution.
Item (D) and (G) are based on the percentage of ordinary income of the Fund. Items (E) and (F) are based on the percentage of gross income of the Fund.




--------------------------------------------------------------------------------
28                              SEI Index Funds / Annual Report / March 31, 2004

SEI INDEX FUNDS ANNUAL REPORT MARCH 31, 2004






Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran

F. Wendell Gooch

Rosemarie B. Greco

Nina Lesavoy

James M. Storey

George J. Sullivan, Jr.

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

Standish Mellon Asset Management LLC

SUB-ADVISER
Barclays Global Investors

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITOR
Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
1 800 342 5734

[GRAPHIC OMITTED]
Background Omitted

[LOGO OMITTED]
Logo of SEI Investments Omitted

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-091 (3/04)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the Trust

Ernst & Young, LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ -------------------------------------------------------- ----------------------------------------------------
                                           2004                                                   2003
------------------ -------------------------------------------------------- ----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
(a)     Audit         $27,600           N/A               $0                $23,100                 N/A         $0
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
(b)     Audit-Related $0                $0                $0                $0                $0                $0
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
(c)     Tax Fees      $0                $0                $0                $0                $0                $0

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
(d)     All           $0                $0                $0                $0                $0                $250,000(2)
        Other
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

Notes:
  (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
  (2) Non-audit fees include amounts related to advisory services provided for our analysis of expense classifications for a fund complex administered by SEI and advisory services provided for benchmarking and best practice study results for mutual fund operations.

(e)(1)     Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2004             2003
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  $0               $0

                ---------------------------- ----------------- ----------------
                Tax Fees                            $0               $0

                ---------------------------- ----------------- ----------------
                All Other Fees                      $0               $0

                ---------------------------- ----------------- ----------------

(f)        Not Applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $0 and $250,000 for 2004 and 2003, respectively.

(h)        Not Applicable.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                          SEI Index Funds

                                                      /s/ Edward D. Loughlin
By (Signature and Title)*                             ----------------------
                                                      Edward D. Loughlin
                                                      Chief Executive Officer

Date: 05/28/04



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                      /s/ Edward D. Loughlin
By (Signature and Title)*                             ----------------------
                                                      Edward D. Loughlin
                                                      Chief Executive Officer
Date: 05/28/04


                                                  /s/ Peter (Pedro) A. Rodriguez
By (Signature and Title)*                         ------------------------------
                                                  Peter (Pedro) A. Rodriguez
                                                  Chief Financial Officer

Date: 05/28/04
* Print the name and title of each signing officer under his or her signature.